TRADE AND OTHER RECEIVABLES - Movements in the provision for bad and doubtful debts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Receivables [Line Items]
Net receivables provided during the year	$ 3	$ 4	$ 3
Impairment | Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
At 1 January	49	57
Exchange adjustment	1	(3)
Net receivables provided during the year	3	4
Utilisation of provision	(8)	(9)
At 31 December	$ 45	$ 49	$ 57